Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales, net of discounts	$ 7,540,361	$ 1,098,052	$ 22,929,026	$ 3,600,317	$ 5,918,337	$ 3,211,573
Cost of Goods Sold	7,060,129	903,879	20,429,567	2,627,418	5,070,322	2,392,329
Gross Profit	480,232	194,174	2,499,459	972,899	848,015	819,244
Operating Expenses
Selling, general and administrative	1,503,850	259,196	3,636,326	782,041	1,365,942	929,023
Marketing and Advertising	8,555	62,014	27,698	98,885	100,508	130,851
Penalty on Payroll Taxes
Amortization and Depreciation expense	178,947	5,758	505,969	18,231	229,036	17,626
Financing Cost
Professional fees	299,100	102,524	752,723	419,961	556,074	672,235
Salaries and wages					300,000
Officer Compensation	75,000		225,000	225,000
Operating Expenses/(Loss)	2,065,453	429,493	5,147,716	1,544,119	2,551,560	1,749,735
Income/ (Loss) from Operations	(1,585,221)	(235,319)	(2,648,257)	(571,219)	(1,703,545)	(930,492)
Other Non-Operating Income and Expenses
Gain on shares issued for services
Interest expense	(453,139)	(180,936)	(1,261,273)	(537,673)	(970,488)	(617,368)
Forgiveness of Debt
Extraordinary Items
Net Income/(Loss) before Income Taxes	(2,038,360)	(416,255)	(3,909,530)	(1,108,891)	(2,674,033)	(1,547,860)
Provision for income taxes
Net Ordinary Income/(Loss)	(2,038,360)	(416,255)	(3,909,530)	(1,108,891)	(2,674,033)	(1,547,860)
Other Income / Expense
Other Income - Other	3,476	10,316	13,000	20,699	21,407	262
Net Income/(Loss)	$ (2,034,885)	$ (405,939)	$ (3,896,531)	$ (1,088,193)	$ (2,652,626)	$ (1,547,598)
Basic and Diluted Loss per Share - Common Stock	$ (0.29614)	$ (0.00085)	$ (0.56707)	$ (0.00228)	$ (0.00465)	$ (0.00652)
Weighted Average Number of Shares Outstanding: Basic and Diluted Class A Common Stock	6,871,351	477,226,000	6,871,351	477,226,000	570,859,333	237,337,445